Short-term debt (Details) R in Millions, $ in Billions		1 Months Ended	12 Months Ended
		Nov. 30, 2019 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Nov. 30, 2019 ZAR (R)
Disclosure of detailed information about borrowings
Short-term debt				R 1,239			R 21,888
Short-term portion of long-term debt				2,219			19,686
Current lease liabilities				325			1,894
Total short-term debt	[1]			3,783			43,468
Proceeds from short-term debt			R 19,998	R 977	R 1,957
Syndicated loan and commercial banking facilities
Disclosure of detailed information about borrowings
Proceeds from short-term debt			19,900
Syndicated loan facility
Disclosure of detailed information about borrowings
Notional amount		$ 1.0						R 17,000
Repayment term		18 months
Revolving credit facility, various repayment terms from November 2021 to November 2024
Disclosure of detailed information about borrowings
Short-term portion of long-term debt						$ 1.0	17,000
Notional amount						$ 3.9	R 67,600
Sasol Financing Ltd | Commercial banking facilities
Disclosure of detailed information about borrowings
Proceeds from short-term debt			R 4,300

[1]	Includes short-term portion of long-term debt and lease liabilities.